Net Income (Loss) Per Share Net Income (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share	Net (Loss) Income Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Net (loss) income attributable to the shareholders of Teekay Corporation - basic	(1,844)	21,723	28,107	(28,082)
Increase in net earnings for interest expense recognized during the period relating to Convertible Notes	—	—	3,188	—
Reduction in net earnings due to dilutive impact of stock- based awards in Teekay LNG and Teekay Tankers	—	—	(87)	—
Net (loss) income attributable to the shareholders of Teekay Corporation - diluted	(1,844)	21,723	31,208	(28,082)

Weighted average number of common shares	101,330,151	101,107,362	101,248,493	100,997,456
Dilutive effect of Convertible Notes	—	—	9,588,378	—
Dilutive effect of stock-based awards	—	89,021	724,801	—
Common stock and common stock equivalents	101,330,151	101,196,383	111,561,672	100,997,456
Income (loss) per common share
- Basic	(0.02)	0.21	0.28	(0.28)
- Diluted	(0.02)	0.21	0.28	(0.28)